UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-21751

Lazard World Dividend & Income Fund, Inc.

(Exact name of Registrant as specified in charter)

30 Rockefeller Plaza

New York, New York 10112

(Address of principal executive offices) (Zip code)

Nathan A. Paul, Esq.

Lazard Asset Management LLC

30 Rockefeller Plaza

New York, New York 10112

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 632-6000

Date of fiscal year end: 12/31

Date of reporting period: 3/31/2016

Item 1. Schedule of Investments.

Lazard World Dividend & Income Fund, Inc.

Portfolio of Investments

March 31, 2016 (unaudited)

Description	Shares	Value
Common Stocks | 95.8%
Australia | 3.1%
Asaleo Care, Ltd.	720,749	$1,005,532
DUET Group (a)	435,687	734,747
Spotless Group Holdings, Ltd.	632,671	611,068
		2,351,347
Brazil | 2.3%
Ambev SA	105,800	553,768
Banco do Brasil SA	97,417	535,629
Grendene SA	127,900	608,260
		1,697,657
Canada | 1.3%
Alaris Royalty Corp.	45,900	989,567
China | 4.2%
Agricultural Bank of China, Ltd., Class H	4,174,000	1,501,216
China Construction Bank Corp., Class H	2,035,180	1,301,281
Industrial & Commercial Bank of China, Ltd., Class H	680,440	381,563
		3,184,060
France | 8.3%
AXA SA	75,252	1,771,669
Societe Television Francaise 1	99,800	1,292,340
TOTAL SA	39,585	1,804,453
Vivendi SA	66,327	1,394,750
		6,263,212
Hong Kong | 2.2%
BOC Hong Kong Holdings, Ltd.	239,500	714,732
Sands China, Ltd.	226,000	919,167
		1,633,899
Italy | 1.8%
Snam SpA	219,955	1,377,829
Japan | 0.8%
Yumeshin Holdings Co., Ltd.	103,600	571,643
Luxembourg | 1.7%
RTL Group SA	14,780	1,251,944
Mexico | 1.8%
Fibra Uno Administracion SA de CV REIT	592,500	1,378,270
Netherlands | 1.2%
ING Groep NV	71,189	861,093
Norway | 3.0%
Telenor ASA	137,890	2,231,316
Russia | 2.7%
Mobile TeleSystems PJSC Sponsored ADR	252,264	2,040,816

Description	Shares	Value
South Africa | 1.4%
Life Healthcare Group Holdings, Ltd.	443,894	$1,072,772
Sweden | 0.8%
Swedbank AB, A Shares	26,955	580,720
Switzerland | 1.1%
Cembra Money Bank AG	11,366	794,337
Taiwan | 6.0%
Chicony Electronics Co., Ltd.	267,330	687,762
Hon Hai Precision Industry Co., Ltd.	313,950	827,211
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	114,485	2,999,507
		4,514,480
Thailand | 2.4%
Krung Thai Bank Public Co. Ltd. NVDR	1,473,800	783,401
Pruksa Real Estate Public Co. Ltd. (a)	660,600	506,998
The Siam Commercial Bank Public Co. Ltd. NVDR	134,500	539,071
		1,829,470
Turkey | 0.8%
TAV Havalimanlari Holding AS	98,142	585,480
United Kingdom | 5.1%
Aviva PLC	131,047	858,454
UBM PLC	190,880	1,647,649
Vodafone Group PLC	417,422	1,326,142
		3,832,245
United States | 43.8%
Artisan Partners Asset Management, Inc., Class A	30,224	932,108
Blackstone Mortgage Trust, Inc., REIT Class A	83,859	2,252,453
California Resources Corp.	1	1
Chevron Corp.	10,665	1,017,441
Cisco Systems, Inc.	101,200	2,881,164
Cypress Semiconductor Corp.	41,496	359,355
Eaton Corp. PLC	38,849	2,430,393
Host Hotels & Resorts, Inc. REIT	23,162	386,805
International Paper Co.	33,557	1,377,179
Kinder Morgan, Inc.	50,918	909,395
LaSalle Hotel Properties REIT	50,231	1,271,347
Lexington Realty Trust REIT	84,936	730,450
Maxim Integrated Products, Inc.	25,226	927,812
MDC Partners, Inc., Class A	5,900	139,240
Medical Properties Trust, Inc. REIT	71,223	924,475
Occidental Petroleum Corp.	20,623	1,411,232
PacWest Bancorp	54,951	2,041,430
Pattern Energy Group, Inc.	60,477	1,153,296

Lazard World Dividend & Income Fund, Inc.

Portfolio of Investments (continued)

March 31, 2016 (unaudited)

Description	Shares	Value
People’s United Financial, Inc.	91,070	$1,450,745
Pfizer, Inc.	94,507	2,801,188
QUALCOMM, Inc.	26,888	1,375,052
Seagate Technology PLC	25,465	877,269
The Procter & Gamble Co.	29,476	2,426,170
Verizon Communications, Inc.	39,640	2,143,731
WP Glimcher, Inc. REIT	67,734	642,796
		32,862,527

Total Common Stocks (Identified cost $80,347,717)		71,904,684

Description	Principal Amount (000) (b)	Value
Foreign Government Obligations | 11.8%
Brazil | 1.9%
Brazil NTN-B:
6.00%, 08/15/16	273	$214,847
6.00%, 08/15/18	460	360,073
Brazil NTN-F, 10.00%, 01/01/18	3,150	830,977
		1,405,897
Colombia | 0.7%
Colombian Titulos De Tesoreria, 7.00%, 05/04/22	1,670,000	535,100
Indonesia | 1.0%
Indonesia Government Bond, 7.875%, 04/15/19	9,937,000	753,732
Mexico | 3.4%
Mexican Bonos:
4.75%, 06/14/18	2,300	133,748
6.50%, 06/10/21	9,790	595,154
5.75%, 03/05/26	6,600	376,038
Mexican Udibonos, 2.50%, 12/10/20	24,663	1,437,855
		2,542,795
Romania | 1.6%
Romania Government Bonds:
5.85%, 04/26/23	2,380	713,212
4.75%, 02/24/25	1,850	520,299
		1,233,511
South Africa | 2.9%
Republic of South Africa:
7.25%, 01/15/20	13,530	877,277
6.75%, 03/31/21	8,410	525,472
10.50%, 12/21/26	10,810	800,200
		2,202,949
Description	Principal Amount (000) (b)	Value
Uganda | 0.3%
Uganda Government Bond, 12.875%, 05/19/16	742,700	$219,428

Total Foreign Government Obligations (Identified cost $9,419,893)		8,893,412

Description	Shares	Value
Short-Term Investment | 2.5%
State Street Institutional Treasury Money Market Fund (Identified cost $1,861,042)	1,861,042	$1,861,042

Total Investments | 110.1% (Identified cost $91,628,652) (c), (d)		$82,659,138

Liabilities in Excess of Cash and Other Assets | (10.1)%		(7,569,992)

Net Assets | 100.0%		$75,089,146

Lazard World Dividend & Income Fund, Inc.

Portfolio of Investments (continued)

March 31, 2016 (unaudited)

Forward Currency Purchase Contracts open at March 31, 2016:

Currency	Counterparty	Settlement Date	Quantity	Cost on Origination Date^		Unrealized Appreciation	Unrealized Depreciation
CLP	SCB	04/08/16	243,099,600	352,472		$10,311	$—
CLP	SCB	05/23/16	256,690,000	380,000		1,523	—
CNH	HSB	04/14/16	4,673,978	728,000		—	5,176
CNY	SCB	04/29/16	7,004,220	1,070,000		11,896	—
COP	CIT	05/18/16	1,146,240,000	360,000		20,901	—
COP	SCB	04/22/16	1,126,755,000	365,000		10,349	—
DOP	CIT	04/04/16	43,045,000	930,904		5,515	—
DOP	CIT	04/11/16	7,787,700	168,128		1,336	—
DOP	CIT	05/09/16	7,269,150	157,991		72	—
DOP	CIT	06/02/16	12,800,000	275,955		1,275	—
DOP	CIT	06/30/16	10,975,140	228,554		8,142	—
DOP	CIT	07/01/16	43,045,000	936,372		—	8,202
EGP	BNP	11/30/16	3,233,750	325,000		—	3,041
EGP	BNP	02/24/17	3,658,950	346,000		4,924	—
EUR	JPM	04/04/16	938,259	3,021,193	TRY	—	3,605
EUR	JPM	05/02/16	317,000	1,351,402	PLN	—	1,005
EUR	JPM	05/20/16	593,000	2,524,400	PLN	—	388
HUF	CIT	04/13/16	198,699,990	724,000		—	3,828
HUF	CIT	04/13/16	334,757,786	1,233,766		—	20,464
HUF	JPM	06/01/16	108,096,450	342,999	EUR	492	—
HUF	JPM	06/30/16	182,788,410	580,999	EUR	—	1,075
IDR	CIT	03/22/17	5,609,990,000	401,000		—	3,991
IDR	JPM	05/24/16	626,838,000	47,202		—	289
INR	JPM	04/25/16	45,158,640	664,000		15,299	—
INR	JPM	04/25/16	73,859,280	1,108,000		3,029	—
INR	JPM	07/13/16	45,474,240	672,000		2,555	—
JPY	SCB	04/19/16	58,957,280	522,629		1,474	—
JPY	SCB	04/19/16	59,220,480	528,000		—	1,557
KRW	CIT	04/04/16	850,468,000	692,000		51,676	—
KRW	CIT	04/07/16	438,470,600	361,000		22,382	—
KRW	CIT	06/03/16	850,468,000	743,436		—	917
KRW	HSB	05/18/16	434,980,000	364,000		15,924	—
KZT	CIT	04/04/16	59,415,000	169,757		2,413	—
KZT	CIT	06/06/16	64,496,000	232,000		—	48,822
KZT	JPM	06/06/16	64,496,000	232,000		—	48,822
MYR	JPM	05/23/16	810,000	200,000		6,809	—
MYR	JPM	06/14/16	2,190,734	543,000		15,378	—
PHP	CIT	06/14/16	9,312,330	201,000		429	—
PHP	HSB	04/25/16	29,360,320	632,902		3,908	—
PHP	HSB	06/14/16	9,461,830	203,000		1,662	—
PHP	HSB	06/14/16	9,626,800	205,000		3,231	—
PHP	SCB	05/04/16	27,956,885	589,000		17,076	—
PLN	CIT	05/20/16	5,484,931	1,445,000		23,990	—
PLN	JPM	05/02/16	2,225,405	510,999	EUR	14,201	—
RUB	BNP	05/24/16	52,827,200	685,000		90,736	—
RUB	CIT	04/28/16	20,631,725	268,799		36,096	—

Lazard World Dividend & Income Fund, Inc.

Portfolio of Investments (continued)

March 31, 2016 (unaudited)

Forward Currency Purchase Contracts open at March 31, 2016 (concluded):

Currency	Counterparty	Settlement Date	Quantity	Cost on Origination Date^		Unrealized Appreciation	Unrealized Depreciation
RUB	CIT	04/28/16	52,640,920	659,000		$118,927	$—
RUB	JPM	06/14/16	30,612,841	427,614		19,708	—
THB	CIT	05/23/16	12,864,900	370,000		—	4,731
THB	CIT	09/12/16	6,552,700	185,000		739	—
THB	CIT	09/12/16	12,198,240	344,000		1,764	—
THB	SCB	09/12/16	25,521,310	718,000		5,412	—
TRY	JPM	04/04/16	3,021,194	932,999	EUR	9,589	—
TRY	JPM	05/02/16	3,156,764	971,999	EUR	3,543	—
UGX	BRC	06/06/16	1,324,800,000	384,000		—	785
UYU	CIT	04/14/16	8,796,600	270,000		6,032	—
UYU	HSB	04/11/16	11,168,340	345,000		5,853	—
UYU	HSB	04/14/16	5,787,900	177,000		4,621	—
UYU	JPM	05/17/16	9,136,400	280,000		3,027	—
ZAR	BRC	05/23/16	6,298,830	410,000		12,546	—
ZAR	CIT	04/18/16	3,972,625	247,000		21,342	—
ZAR	JPM	04/18/16	5,164,656	336,000		12,861	—
ZAR	JPM	04/18/16	5,917,566	347,999	EUR	3,560	—
ZAR	JPM	04/18/16	5,928,946	382,000		18,487	—
ZMW	BRC	04/25/16	2,596,653	225,894		6,866	—
ZMW	BRC	04/25/16	4,494,000	388,754		14,082	—
Total Forward Currency Purchase Contracts						$673,963	$156,698

Forward Currency Sale Contracts open at March 31, 2016:

Currency	Counterparty	Settlement Date	Quantity	Cost on Origination Date^	Unrealized Appreciation	Unrealized Depreciation
BRL	CIT	09/21/16	1,506,843	351,000	$—	$48,286
BRL	UBS	01/20/17	4,006,090	869,000	—	158,885
CNH	SCB	04/14/16	4,673,978	706,146	—	16,678
DOP	CIT	04/04/16	43,045,000	951,271	14,852	—
EGP	BNP	04/11/16	510,300	63,000	5,849	—
EGP	BNP	04/11/16	861,600	106,370	9,875	—
EGP	BNP	05/09/16	1,568,930	187,000	14,859	—
EGP	BNP	05/09/16	2,584,750	309,551	25,955	—
EUR	JPM	06/30/16	1,172,288	1,311,510	—	26,044
HUF	JPM	04/13/16	104,300,520	376,000	—	2,029
HUF	JPM	04/13/16	230,457,266	786,396	—	48,878
JPY	CIT	04/07/16	40,932,454	361,000	—	2,740
JPY	SCB	04/19/16	118,177,760	1,005,768	—	44,779
KRW	CIT	04/04/16	850,468,000	744,718	1,042	—
KZT	CIT	04/04/16	59,415,000	170,000	—	2,170
KZT	CIT	06/06/16	128,992,000	339,453	—	26,903
MXN	JPM	05/23/16	8,414,425	478,000	—	6,875
RON	JPM	06/29/16	4,913,974	1,232,515	—	19,935
RUB	CIT	04/28/16	3,062,700	41,000	—	4,261
RUB	JPM	04/28/16	2,751,600	40,000	—	663
UGX	CIT	06/06/16	754,943,000	217,000	—	1,376
ZAR	CIT	04/18/16	5,192,633	339,000	—	11,750

Lazard World Dividend & Income Fund, Inc.

Portfolio of Investments (concluded)

March 31, 2016 (unaudited)

Forward Currency Sale Contracts open at March 31, 2016 (concluded):

Currency	Counterparty	Settlement Date	Quantity	Cost on Origination Date^	Unrealized Appreciation	Unrealized Depreciation
ZAR	CIT	04/18/16	17,146,104	1,072,000	$—	$86,180
ZAR	JPM	04/18/16	2,476,065	158,000	—	9,253
ZAR	JPM	04/18/16	6,379,737	398,336	—	32,601
Total Forward Currency Sale Contracts					72,432	550,286

Gross unrealized appreciation/depreciation on Forward Currency Purchase and Sale Contracts					$746,395	$706,984

^ In USD unless otherwise indicated.

Currency Abbreviations:
BRL	— Brazilian Real
CLP	— Chilean Peso
CNH	— Yuan Renminbi
CNY	— Chinese Renminbi
COP	— Colombian Peso
DOP	— Dominican Republic Peso
EGP	— Egyptian Pound
EUR	— Euro
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
KZT	— Kazakhstan Tenge
MXN	— Mexican New Peso
MYR	— Malaysian Ringgit
PHP	— Philippine Peso
PLN	— Polish Zloty
RON	— New Romanian Leu
RUB	— Russian Ruble
THB	— Thai Baht
TRY	— New Turkish Lira
UGX	— Ugandan Shilling
UYU	— Uruguayan Peso
ZAR	— South African Rand
ZMW	— Zambian Kwacha
Counterparty Abbreviations:
BNP	— BNP Paribas SA
BRC	— Barclays Bank PLC
CIT	— Citibank NA
HSB	— HSBC Bank USA NA
JPM	— JPMorgan Chase Bank NA
SCB	— Standard Chartered Bank
UBS	— UBS AG

Lazard World Dividend & Income Fund, Inc.

Notes to Portfolio of Investments

March 31, 2016 (unaudited)

(a) Security valued using Level 2 inputs, based on reference to a similar security which was trading on an active market, under accounting principles generally accepted in the United States of America hierarchy.

(b) Principal amount denominated in respective country’s currency.

(c) For federal income tax purposes, the aggregate cost was $91,628,652, aggregate gross unrealized appreciation was $2,524,635, aggregate gross unrealized depreciation was $11,494,149 and the net unrealized depreciation was $8,969,514.

(d) Lazard World Dividend & Income Fund, Inc. (the “Fund”), at all times, maintains portfolio securities in sufficient amount to cover its obligations related to investments in forward currency contracts.

Security Abbreviations:

ADR	- American Depositary Receipt
NTN-B	- Brazil Sovereign “Nota do Tesouro Nacional” Series B
NTN-F	- Brazil Sovereign “Nota do Tesouro Nacional” Series F
NVDR	- Non-Voting Depository Receipt
PJSC	- Public Joint Stock Company
REIT	- Real Estate Investment Trust

Portfolio holdings by industry* (as a percentage of net assets):

Banks	14.2%
Beverages	0.8
Capital Markets	2.6
Commercial Services & Suppliers	0.9
Communications Equipment	3.8
Consumer Finance	1.1
Containers & Packaging	1.8
Diversified Telecommunications Services	5.8
Electrical Equipment	3.2
Electronic Equipment, Instruments & Components	1.1
Gas Utilities	1.8
Health Care Providers & Services	1.4
Hotels, Restaurants & Leisure	1.2
Household Products	3.2
Independent Power Producers & Energy Traders	1.6
Insurance	3.5
Media	7.6
Multi-Utilities	1.0
Oil, Gas & Consumable Fuels	6.9
Personal Products	1.3
Pharmaceuticals	3.7
Professional Services	0.8
Real Estate Investment Trusts (REITs)	10.1
Real Estate Management & Development	0.7
Semiconductors & Semiconductor Equipment	7.5
Technology Hardware, Storage & Peripherals	2.1
Textiles, Apparel & Luxury Goods	0.8
Transportation Infrastructure	0.8
Wireless Telecommunication Services	4.5
Subtotal	95.8
Foreign Government Obligations	11.8
Short-Term Investment	2.5
Total Investments	110.1%

*	Industry classifications may be different than those used for compliance monitoring purposes.

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to notes to the financial statements.

Item 2. Controls and Procedures.

(a)      The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)     There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lazard World Dividend & Income Fund, Inc.

By:	/s/ Charles L. Carroll
Charles L. Carroll
Chief Executive Officer

Date: May 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Charles L. Carroll
Charles L. Carroll
Chief Executive Officer

Date: May 27, 2016

By:	/s/ Christopher Snively
Christopher Snively
Chief Financial Officer

Date: May 27, 2016